AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 20, 2019

1933 Act File No. 002-97596
1940 Act File No. 811-04297

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ___ [ ]
Post-Effective Amendment No. 161 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 162 [X]

VANECK FUNDS
(Exact Name of Registrant as Specified in Charter)

666 Third Avenue
New York, NY 10017
(Address of Principal Executive Office) (Zip Code)

(212) 293-2000
Registrant's Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Alison M. Fuller, Esq. Stradley Ronon Stevens & Young LLP 1250 Connecticut Avenue, N.W. Suite 500 Washington, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	On [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box: [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 20th day of September, 2019.

VANECK FUNDS

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer and President	September 20, 2019
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	September 20, 2019
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	September 20, 2019
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	September 20, 2019
/s/ R. Alastair Short* R. Alastair Short	Trustee	September 20, 2019
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	September 20, 2019
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	September 20, 2019

*By: /s/ Jonathan R. Simon

Jonathan R. Simon

Attorney-In-Fact

September 20, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase